Exhibit 99.4 Schedule 2

Exception Detail
Run Date - 02/03/2026 9:39:56 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1640291	XXXXXXXXX	XXXXXXX	7141720	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		Loan must contain the XXXXX XXXXX confirmation.	Information provided			06/05/2025			A	1	XXXXXXXXXX	GA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1641017	XXXXXXXXX	XXXXXXXXXX	7141568	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines require a max XXXX of XXXX when the XXXXX < XXXXXXXX XXXXX is XXXXXX and the XXXX is XXXXXXXXXX		Compensating XXXXXXXXX XXXXX cash reserve level > XXX months; XXXXX credit, XXXX XXXXXX not a credit abuser, XXXX credit usage; ownership of other investment XXXXXX				05/23/2025	B	2	XXXXXXXXXX	OH	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1641817	XXXXXXX	XXXXXXX	7143375	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Missing the most recent two months XXXX statements from XXXXXXXX XXXX XXXXXXX verifying a balance of XXXXXXXXXXXX	RECEIVED XX XXXXXXX XXXXX XXXXXXXXXX			06/18/2025			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1